Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Dividends paid to holders of common stock
Ordinary income	$ 0.00		$ 0.00		$ 0.04
Ordinary income, percentage	0.00%		0.00%		13.30%
Capital gains	$ 0.35	[1]	$ 0.12		$ 0.06	[1]
Capital gains, percentage	46.60%		24.00%		20.00%
Qualified dividends	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]
Qualified dividends, percentage	0.00%		0.00%		0.00%
Unrecaptured Section 1250 gain	$ 0.41	[1]	$ 0.36		$ 0.20	[1]
Unrecaptured Section 1250 gain, percentage	53.40%		76.00%		66.70%
Dividends declared per common share/unit	$ 0.76	[1]	$ 0.48	[1]	$ 0.30	[1]
Dividends declared per common share, percentage	100.00%		100.00%		100.00%

[1]	We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.